FINANCIAL DATA OF THE COMMINGLED TRUST - Schedule of Master Trust Net Assets Available for Benefit (Details) - EBP 006 - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Liabilities:
Net Assets Available for Benefits	$ 816,894	$ 798,523
Commingled Trust
Investments at Fair Value:
Total Investments at Fair Value	3,358,656	3,134,815
Investments at Contract Value:
Total Investments at Contract Value	411,008	475,251
Total Investments	3,769,664	3,610,066
Receivables:
Accrued Interest and Dividends	37	52
Total Receivables	37	52
Total Assets	3,769,701	3,610,118
Liabilities:
Pending Trades	0	(12)
Administrative Expenses Payable	(743)	(969)
Total Liabilities	(743)	(981)
Net Assets Available for Benefits	3,768,958	3,609,137
Commingled Trust | NT Collective S&P 500 Index Fund
Investments at Fair Value:
Total Investments at Fair Value	724,829	709,312
Commingled Trust | JP Morgan ACWI Ex US Fund
Investments at Fair Value:
Total Investments at Fair Value	194,637	176,480
Commingled Trust | NT Collective Russell 1000 Growth Index Fund
Investments at Fair Value:
Total Investments at Fair Value	286,910	270,329
Commingled Trust | Vanguard Fiduciary Trust Target Retirement Income Fund
Investments at Fair Value:
Total Investments at Fair Value	55,187	53,960
Commingled Trust | Vanguard Fiduciary Trust Target Retirement 2025 Fund
Investments at Fair Value:
Total Investments at Fair Value	288,590	300,910
Commingled Trust | Vanguard Fiduciary Trust Target Retirement 2035 Fund
Investments at Fair Value:
Total Investments at Fair Value	563,427	521,599
Commingled Trust | Vanguard Fiduciary Trust Target Retirement 2045 Fund
Investments at Fair Value:
Total Investments at Fair Value	464,686	399,470
Commingled Trust | Vanguard Fiduciary Trust Target Retirement 2055 Fund
Investments at Fair Value:
Total Investments at Fair Value	208,728	172,351
Commingled Trust | Vanguard Fiduciary Trust Target Retirement 2065 Fund
Investments at Fair Value:
Total Investments at Fair Value	68,107	47,348
Commingled Trust | Capital Group Employee Benefit Investment Trust
Investments at Fair Value:
Total Investments at Fair Value	203,084	192,297
Commingled Trust | Short-Term Investments
Investments at Fair Value:
Total Investments at Fair Value	7,528	14,124
Commingled Trust | JP Morgan Large Cap Value Fund
Investments at Fair Value:
Total Investments at Fair Value	101,730	84,035
Commingled Trust | Blackrock Funds Advantage Small Cap Core Fund
Investments at Fair Value:
Total Investments at Fair Value	93,550	94,802
Commingled Trust | Charles Schwab Self Directed Account - Mutual Funds
Investments at Fair Value:
Total Investments at Fair Value	66,324	62,548
Commingled Trust | Common Stock of The Goodyear Tire & Rubber Company
Investments at Fair Value:
Total Investments at Fair Value	31,339	35,250
Plan's Interest in Commingled Trust
Investments at Fair Value:
Total Investments at Fair Value	680,355	641,946
Investments at Contract Value:
Total Investments at Contract Value	102,778	122,034
Total Investments	783,133	763,980
Receivables:
Accrued Interest and Dividends	9	13
Total Receivables	9	13
Total Assets	783,142	763,993
Liabilities:
Pending Trades	0	(3)
Administrative Expenses Payable	(159)	(219)
Total Liabilities	(159)	(222)
Net Assets Available for Benefits	782,983	763,771
Plan's Interest in Commingled Trust | NT Collective S&P 500 Index Fund
Investments at Fair Value:
Total Investments at Fair Value	157,317	156,278
Plan's Interest in Commingled Trust | JP Morgan ACWI Ex US Fund
Investments at Fair Value:
Total Investments at Fair Value	40,780	39,063
Plan's Interest in Commingled Trust | NT Collective Russell 1000 Growth Index Fund
Investments at Fair Value:
Total Investments at Fair Value	49,816	47,168
Plan's Interest in Commingled Trust | Vanguard Fiduciary Trust Target Retirement Income Fund
Investments at Fair Value:
Total Investments at Fair Value	9,672	9,698
Plan's Interest in Commingled Trust | Vanguard Fiduciary Trust Target Retirement 2025 Fund
Investments at Fair Value:
Total Investments at Fair Value	59,239	65,190
Plan's Interest in Commingled Trust | Vanguard Fiduciary Trust Target Retirement 2035 Fund
Investments at Fair Value:
Total Investments at Fair Value	123,834	108,435
Plan's Interest in Commingled Trust | Vanguard Fiduciary Trust Target Retirement 2045 Fund
Investments at Fair Value:
Total Investments at Fair Value	91,509	77,899
Plan's Interest in Commingled Trust | Vanguard Fiduciary Trust Target Retirement 2055 Fund
Investments at Fair Value:
Total Investments at Fair Value	32,174	27,911
Plan's Interest in Commingled Trust | Vanguard Fiduciary Trust Target Retirement 2065 Fund
Investments at Fair Value:
Total Investments at Fair Value	10,916	8,305
Plan's Interest in Commingled Trust | Capital Group Employee Benefit Investment Trust
Investments at Fair Value:
Total Investments at Fair Value	48,032	46,694
Plan's Interest in Commingled Trust | Short-Term Investments
Investments at Fair Value:
Total Investments at Fair Value	1,860	3,599
Plan's Interest in Commingled Trust | JP Morgan Large Cap Value Fund
Investments at Fair Value:
Total Investments at Fair Value	16,757	11,495
Plan's Interest in Commingled Trust | Blackrock Funds Advantage Small Cap Core Fund
Investments at Fair Value:
Total Investments at Fair Value	14,559	14,391
Plan's Interest in Commingled Trust | Charles Schwab Self Directed Account - Mutual Funds
Investments at Fair Value:
Total Investments at Fair Value	17,686	18,279
Plan's Interest in Commingled Trust | Common Stock of The Goodyear Tire & Rubber Company
Investments at Fair Value:
Total Investments at Fair Value	$ 6,204	$ 7,541